July 30, 2001

                   SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL
             INFORMATION FOR (SUPERCEDES SUPPLEMENTS DATED NOVEMBER
                          22, 2000 AND JANUARY 2, 2001)

FUND                                                          DATED
Pioneer Bond Fund                                    September 29, 2000
Pioneer Large-Cap Value Fund                         December 22, 2000
Pioneer Europe Select Fund                           December 29, 2000
Pioneer Global Financials Fund                       December 29, 2000
Pioneer Global Health Care Fund                      December 29, 2000
Pioneer Global Telecoms Fund                         December 29, 2000
Pioneer Value Fund (formerly Pioneer II)             January 30, 2001
Pioneer Mid-Cap Fund                                 January 30, 2001
Pioneer Science & Technology Fund                    January 30, 2001
Pioneer Strategic Income Fund                        January 30, 2001
Pioneer Indo-Asia Fund                               March 1, 2001
Pioneer Mid-Cap Value Fund                           March 1, 2001
Pioneer Equity-Income Fund                           March 1, 2001
Pioneer Small Company Fund                           March 1, 2001
Pioneer High Yield Fund                              March 1, 2001
Pioneer Europe Fund                                  March 1, 2001
Pioneer Tax-Managed Fund                             March 1, 2001
Pioneer Limited Maturity Bond Fund                   April 2, 2001
Pioneer Emerging Markets Fund                        April 2, 2001
Pioneer International Value Fund
(formerly Pioneer International Growth Fund)         April 2, 2001
Pioneer Micro-Cap Fund                               April 2, 2001
Pioneer Balanced Fund                                May 1, 2001
Pioneer Tax-Free Income Fund                         May 1, 2001
Pioneer Fund                                         May 1, 2001
Pioneer Real Estate Shares                           May 1, 2001
Pioneer Growth Shares                                May 1, 2001

The following supplements the information presented under the corresponding section of the Statement of Additional Information.

The following replaces the section entitled "Lending of Portfolio Securities" under "Investment Policies, Risks and Restrictions":

The fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by Pioneer to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of the fund's total assets (30% of Pioneer Balanced Fund's total assets).

The following supplements the section entitled "Investment Restrictions" under "Investment Policies, Risks and Restrictions" (Pioneer Value Fund, Pioneer Mid-Cap Fund, Pioneer Indo-Asia Fund, Pioneer Small Company Fund, Pioneer Emerging Markets Fund and Pioneer Micro-Cap Fund only):

In the future, the fund intends to lend portfolio securities in accordance with its investment policies and restrictions.

The following replaces "Management of the Fund":

3.       MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE, DOB: JUNE
1926
Deputy Chairman and a Director of Pioneer Global Asset Management S.p.A. ("PGAM"); Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer Czech Investment Company, a.s. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of ICI Mutual Insurance Company, Pioneer Alternative Investment Management Limited, Pioglobal First Russia, L.L.C., Pioglobal Investment Fund, Pioneer Investments (Moscow), Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc and Pioneer US Real Estate Fund Plc; and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the Pioneer mutual funds).

MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016

President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (industrial identification and specialty coated material products manufacturer); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTHCARE ENTREPRENEURSHIP PROGRAM, 53 BAY STATE ROAD, BOSTON, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947
1001 SHERBROOKE STREET WEST, MONTREAL, QUEBEC, CANADA

Founding Director, The Winthrop Group, Inc. (consulting firm); Professor of Management, Faculty of Management, McGill University; and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, 26TH FLOOR, BOSTON, MA 02108

President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Chief Executive Officer-Pioneer US of PGAM; Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD") and Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"); President and a Director of Pioneer and Pioneer International Corporation; Member of the Supervisory Board of Pioneer Czech; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004

Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and First ING Life Insurance Company of New York since 1995; and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936

ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401

President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

VINCENT NAVE, TREASURER, DOB: JUNE 1945

Vice President-Fund Accounting and Custody Services of Pioneer (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).

LUIS I. PRESUTTI, ASSISTANT TREASURER, DOB: APRIL 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

JOHN F. DALY III, ASSISTANT TREASURER, DOB: AUGUST 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

DOROTHY E. BOURASSA, ASSISTANT SECRETARY, DOB: JANUARY 1948
Secretary of PIM-USA; Senior Vice President-Legal of Pioneer; and Secretary/Clerk of most of PIM-USA's subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano") one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

--------------------------------------- --------------------- ----------------
                                        INVESTMENT ADVISER    PRINCIPAL
FUND NAME                                                     UNDERWRITER

--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------

Pioneer International Value Fund        Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Europe Fund                     Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Europe Select Fund              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Global Financials Fund          Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Global Health Care Fund         Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Global Telecoms Fund            Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer International Equity Fund       Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Emerging Markets Fund           Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Indo-Asia Fund                  Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Mid-Cap Value Fund              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Mid-Cap Fund                    Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Growth Shares                   Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Small Company Fund              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Independence Fund               Pioneer               Note 1
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Micro-Cap Fund                  Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Balanced Fund                   Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Equity-Income Fund              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Fund                            Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Value Fund                      Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Real Estate Shares              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Limited Maturity Bond Fund      Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer America Income Trust            Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Bond Fund                       Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Tax-Free Income Fund            Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Cash Reserves Fund              Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Strategic Income Fund           Pioneer               PFD
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Interest Shares                 Pioneer               Note 2
--------------------------------------- --------------------- ----------------
--------------------------------------- --------------------- ----------------
Pioneer Variable Contracts Trust        Pioneer               Note 3
--------------------------------------- --------------------- ----------------

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.

Note 3 This is a series of 20 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

The following replaces the first paragraph under "Investment Adviser":

The fund has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the fund are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above).

The following replaces "Compensation of Trustees" (except for Pioneer Real Estate Shares):

COMPENSATION OF OFFICERS AND TRUSTEES

The fund pays no salaries or compensation to any of its officers. Effective October 3, 2000, the Pioneer U.S. mutual funds compensate their Trustees as follows:

|X| each fund with assets greater than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., independent trustees) an annual base fee calculated on the basis of the fund's net assets.

|X| each fund with assets less than $250 million pays each independent Trustee an annual fee of $1,000.

|X| each fund, regardless of its assets, pays each Trustee affiliated with Pioneer an annual fee of $500(Pioneer reimburses the fund for these fees).

|X| each fund with assets greater than $250 million pays each independent Trustee who serves on each board committee an annual committee fee based the fund's net assets (with additional compensation for chairpersons of such committees).

Prior to October 3, 2000, the fund compensated each independent Trustee with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that were based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.

SALES LOADS. Current and former Trustees and officers of the fund and other qualifying persons may purchase the fund's Class A shares without an initial sales charge.

The following replaces "Additional payments to Dealers" under "Sales Charges":

ADDITIONAL PAYMENTS TO DEALERS

From time to time, PFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the fund's Class A shares through such dealer. In addition, PFD or its affiliates may elect to pay broker-dealers an additional commission based on the net asset value of all shares sold by a dealer during a particular period. PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.

-------------------------------------------------------------------------------

Pioneer Bond Fund .........                          September 29, 2000
Pioneer Large-Cap Value Fund                         December 22, 2000
Pioneer Europe Select Fund.                          December 29, 2000
Pioneer Global Financials Fund                       December 29, 2000
Pioneer Global Health Care Fund                      December 29, 2000
Pioneer Global Telecoms Fund                         December 29, 2000

The following supplements the information presented in the Statement of Additional Information.

All references in the SAI to The Pioneer Group, Inc. are changed to Pioneer Investment Management USA Inc. All references to Pioneer Servicing Corporation are changed to Pioneer Investment Management Shareholder Services, Inc.